Share Exchange Agreement	3 Months Ended
Sep. 30, 2014
Notes
Share Exchange Agreement

NOTE 3 – SHARE EXCHANGE AGREEMENT

(For the years ended December 31, 2013 and December 31, 2012)

On July 1, 2008 the Company executed a share exchange agreement with ADM Enterprises LLC whereby the Company acquired all of the outstanding stock of ADM Enterprises LLC for 10,000,000 newly issued shares of the Company’s common stock. As a result, ADM Enterprises LLC became a wholly owned subsidiary of the Company.

The Company shares the same officers, Ardell Mees and Tammera Mees, with ADM Enterprises LLC. Since the share exchange agreement was between related parties, there was no goodwill or excess consideration recorded.

NOTE 3 – SHARE EXCHANGE AGREEMENT

(For the nine months ended September 30, 2014 and September 30, 2013)

On July 1, 2008 the Company executed a share exchange agreement with ADM Enterprises LLC whereby the Company acquired all of the outstanding stock of ADM Enterprises LLC for 10,000,000 newly issued shares of the Company’s common stock. As a result, ADM Enterprises LLC became a wholly owned subsidiary of the Company.

The Company shares the same officers, Ardell Mees and Tammera Mees, with ADM Enterprises LLC. Since the share exchange agreement was between related parties, there was no goodwill or excess consideration recorded.